Additional Information-Financial Statement Schedule 1 (Details 3) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Additional Information-Financial Statement Schedule 1
Restricted portion of registered capital and general reserve fund unavailable for distribution in the form of dividends, loans or advances	$ 85,056,830	$ 85,056,830
Cash flows from operating activities:
Net loss	(26,610,291)	(22,432,150)	(33,223,661)
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Share-based compensation	4,175,756	2,119,171	4,353,607
Gain on the contribution of intangible assets to an affiliate	(6,000,000)
Changes in operating assets and liabilities:
Amount due from subsidiaries and an affiliate	(224,479)	356,090	(356,090)
Other receivables	1,125,938	1,782,226	3,153,303
Net cash used in operating activities	(15,089,890)	(10,989,901)	(19,709,258)
Cash flows from investing activities:
Investing in Joint Venture		(5,000,000)
Net cash used in (provided by) investing activities	17,327,905	(15,611,120)	(24,404,804)
Cash flows from financing activities
Offering expense refund			15,418
Repurchase of fraction shares during ADS conversion			(5)
Repurchase of treasury stock	(701,196)	(572,168)
Net cash provided by (used in) financing activities	938,984	(562,843)	15,413
Net (decrease) increase in cash and cash equivalents	2,445,358	(26,806,482)	(45,914,407)
Cash and cash equivalents at beginning of year	13,291,063	40,097,545	86,011,952
Cash and cash equivalents at end of year	15,736,421	13,291,063	40,097,545
MECOX LANE LIMITED
Cash flows from operating activities:
Net loss	(26,610,291)	(22,432,150)	(33,223,661)
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Share-based compensation	4,175,756	2,119,171	4,353,607
Gain on the contribution of intangible assets to an affiliate	(6,000,000)
Equity in losses of subsidiaries	22,136,126	18,491,436	30,000,608
Equity in loss of an affiliate	5,491,484
Changes in operating assets and liabilities:
Amount due from subsidiaries and an affiliate	1,133,903		383,536
Other receivables			101,933
Accrued expenses and other current liabilities	(151,777)	193,901	472,478
Net cash used in operating activities	175,201	(1,627,642)	2,088,501
Cash flows from investing activities:
Investing in Joint Venture		(5,000,000)
Investment in subsidiaries and an affiliate		6,596,536	(71,009,352)
Net cash used in (provided by) investing activities		1,596,536	(71,009,352)
Cash flows from financing activities
Offering expense refund			15,418
Repurchase of fraction shares during ADS conversion			(5)
Repurchase of treasury stock	(701,196)	(572,168)
Net cash provided by (used in) financing activities	(701,196)	(572,168)	15,413
Net (decrease) increase in cash and cash equivalents	(525,995)	(603,274)	(68,905,438)
Cash and cash equivalents at beginning of year	1,493,563	2,096,837	71,002,275
Cash and cash equivalents at end of year	$ 967,568	$ 1,493,563	$ 2,096,837